5. TRADE RECEIVABLES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TradeAndOtherReceivablesLineItems [Line Items]
Allowance for doubtful debts	R$ 245,194	R$ 237,352	R$ (191,979)
Trade receivable, before allowance for doubtful debts	1,877,343	1,984,865
Trade receivables	2,047,931	2,078,182
Third Parties [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	2,122,537	2,222,217
Third Parties [Member] | Domestic Market [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	1,118,632	1,369,396
Third Parties [Member] | Foreign Market [member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivable, before allowance for doubtful debts	1,003,905	852,821
Related Parties [Member]
TradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	R$ 170,588	R$ 93,317